Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 – SHARE-BASED COMPENSATION

a)	Equity Incentive Plan – general

In June 2019, the Company adopted the Global Share Incentive Plan (2019) (the “2019 Plan”). On May 28, 2021, the Board approved an increase in the number of Ordinary Shares authorized for issuance under the 2019 Plan to employees, directors and consultants from 2,350,704 to 4,150,704, of which 635,594 shares were available for future grant as of December 31, 2022.

Options granted under the 2019 Plan generally expire after ten years from the date of grant. Upon termination of the holder’s employment or other relationship with the Company, restricted shares/options cease vesting, unvested shares/options forfeit. Underlying shares that are canceled or not exercised or forfeited become available for future grant.

b)	Stock option information

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2022	2021	2020
Weighted Average Risk-free interest rate	3.41%	0.82%	0.46%
Dividend yield	-	-	-
Weighted Average Volatility factor	91.62%	91.57%	76.32%
Weighted Average Expected life of the options	5	5	6

The following table contains additional information concerning options granted under the existing stock-option plan:

	For the year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	2,142,547	$6.02	1,884,420	$5.52	1,625,042	$5.72
Granted	860,492	$5.49	345,500	$12.14	360,500	$4.46
Forfeited and expired	(40,730)	$6.42	(48,242)	$33.11	(63,376)	$6.26
Exercised	(22,875)	$6.49	(39,131)	$2.89	(37,746)	$2.69
Outstanding at end of the year	2,939,434	$5.85	2,142,547	$6.02	1,884,420	$5.52
Exercisable at end of the year	1,953,429	$5.55	1,613,465	$4.90	1,283,193	$5.15

Following is a summary of changes in nonvested shares granted:

	For the year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	529,082	$8.69	601,227	$5.93	526,351	$7.03
Granted	860,492	$5.49	345,500	$12.14	360,500	$3.86
Vested during the year	(370,839)	$7.14	(385,798)	$7.39	(249,965)	$6.07
Forfeited during the year	(32,730)	$6.43	(31,847)	$6.75	(35,659)	$6.24
Balance at end of the year	986,005	$6.46	529,082	$8.69	601,227	$5.93

The weighted-average fair values at grant date of options granted during the years ended December 31, 2022, 2021 and 2020 were $5.49, $6.23 and $2.93 respectively.

The total unrecognized estimated compensation cost related to non-vested stock options granted until December 31, 2022 was $2,746, which is expected to be recognized over a weighted average period of 1.61 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at December 31, 2022:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	649,883	2.42	$811	649,883
$3.66	250,000	7.34	69	222,222
$4.68	52,250	7.25	-	27,375
$5.34	216,200	9.25	-	-
$5.34	445,792	9.88	-	69,264
$5.96	150,000	9.88		-
$6.22	634,177	4.5	-	634,177
$8.19	150,000	6.88	-	112,500
$8.23	20,000	8.88	-	5,000
$8.30	3,750	8.6	-	3,750
$9.02	40,500	7.88	-	20,250
$10.12	12,126	5.93	-	12,126
$12.21	1,816	6.24	-	1,816
$12.23	250,000	8.41	-	152,778
$14.00	60,500	8.32	-	40,333
$21.40	1,940	6.57	-	1,455
$90.16	500	1.92	-	500
	2,939,434		$880	1,953,429

The total intrinsic value of options exercised during 2022 was $0.

d)	The following table contains information concerning restricted stock units granted under the existing equity incentive plans:

	For the year ended December 31,
	2022		2021
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	229,331	$10.08	-	$-
Granted	-	$-	236,706	$10.22
Vested	(67,458)	$9.91	-	$-
Forfeited	(4,313)	$14.67	(7,375)	$14.67
Nonvested at end of period	157,560	$10.02	229,331	$10.08

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price, if no sales were reported). During the years ended December 31, 2022 and 2021, the Company recognized $744 thousand and $1,024, respectively, of share-based compensation expense related to restricted stock units. Total share-based compensation expense related to restricted stock units not yet recognized as of December 31, 2022 was $516 thousand, which is expected to be recognized over a weighted average period of 1.16 years.

e)	The following table summarizes share-based compensation expenses related to grants under the 2019 Plan included in the statements of operations:

	Year ended December 31,
(in thousands)	2022	2021	2020
Research & development	$876	$1,210	$401
General & administrative	1,836	1,704	269
Total	$2,712	$2,914	$670